ENTERPRISE-WIDE DISCLOSURE	9 Months Ended
Apr. 30, 2024
Segment Reporting [Abstract]
ENTERPRISE-WIDE DISCLOSURE

NOTE 9 — ENTERPRISE-WIDE DISCLOSURE

The Company follows ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decisions about allocating resources to each segment and evaluates their performances. The Company’s chief operating decision-makers (i.e., the Company’s chief executive officer and his direct assistants, including the Company’s chief financial officer) review financial information presented on a consolidated basis, accompanied by disaggregated information about revenues, cost of revenues, and gross profit by business lines and by regions (Hong Kong, Vietnam, Japan and Singapore) for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. Based on qualitative and quantitative criteria established by ASC 280, the Company considers itself to be operating within one reportable segment.

Disaggregated information of revenues by business lines are as follows:

	For the three months ended		For the nine months ended
	April 30,		April 30,
	2024	2023	2024	2023
	(Unaudited)		(Unaudited)
Electronic Device Hardware Components Sales	$–	$115,000	$103,382	$294,880
Software and Website Development Services	–	–	19,230	–
Technical Consulting and Training Services	–	–	–	14,470
Software Maintenance and Business Promotion Services	–	29,013	29,276	57,763
Business Consulting Services	18,472	–	86,584	–
Global Logistics Services	1,921,874	–	5,922,650	–
Total revenues	$1,940,346	$144,013	$6,161,122	$367,113

Disaggregated information of revenues by regions are as follows:

	For the three months ended		For the nine months ended
	April 30,		April 30,
	2024	2023	2024	2023
	(Unaudited)		(Unaudited)
Hong Kong	$1,478,654	$122,500	$4,681,105	$331,850
Vietnam	143,692	–	855,917	–
Japan	318,000	–	622,850	–
Singapore	–	21,513	1,250	35,263
Total revenues	$1,940,346	$144,013	$6,161,122	$367,113